Transactions with Affiliates	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Transactions with Affiliates
Transactions with Affiliates

Note 13 — Transactions with Affiliates

SemGroup Corporation (“SemGroup”) holds ownership interests in us and in our general partner. We sell product to and purchase product from SemGroup, and these transactions are included within revenues and cost of sales in our condensed consolidated statements of operations. We also lease crude oil storage from SemGroup.

We purchase ethanol from one of our equity method investees. These transactions are reported within cost of sales in our condensed consolidated statements of operations.

Certain members of our management own interests in entities from which we have purchased products and services and to which we have sold products and services to. The majority of these purchases represented crude oil purchases and are reported within cost of sales in our condensed consolidated statements of operations, although $5.8 million of these transactions during the six months ended September 30, 2014 represented capital expenditures and were recorded as increases to property, plant and equipment. The majority of these sales represented crude oil sales and are reported within revenues in our condensed consolidated statements of operations.

The above transactions are summarized in the following table:

	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
	(in thousands)
Sales to SemGroup	$43,427	$3,780	$117,233	$3,780
Purchases from SemGroup	45,730	28,377	118,997	47,916
Purchases from equity method investees	34,689	—	70,965	—
Sales to equity method investees	9,131	—	9,131	—
Sales to entities affiliated with management	1,706	58,769	1,854	109,872
Purchases from entities affiliated with management	3,845	48,522	6,984	56,346

Receivables from affiliates consist of the following:

	September 30,	March 31,
	2014	2014
	(in thousands)
Receivables from SemGroup	$39,331	$7,303
Receivables from entities affiliated with management	1,705	142
Receivables from equity method investees	670	—
Total	$41,706	$7,445

Payables to affiliates consist of the following:

	September 30,	March 31,
	2014	2014
	(in thousands)
Payables to SemGroup	$44,015	$27,738
Payables to equity method investees	39,549	48,454
Payables to entities affiliated with management	1,743	654
Total	$85,307	$76,846

Note 15 — Transactions with Affiliates

Since our business combination with SemStream on November 1, 2011, SemGroup Corporation (“SemGroup”) has held ownership interests in us and in our general partner, and has the right to appoint two members to the board of directors of our general partner. Subsequent to November 1, 2011, we have sold product to and purchased product from affiliates of SemGroup. These transactions are included within revenues and cost of sales in our consolidated statements of operations.

Certain members of our management own interests in entities with which we have purchased products and services from and have sold products and services. The majority of these purchases represent crude oil purchases and are reported within cost of sales in our consolidated statements of operations, although $8.2 million of these transactions during the year ended March 31, 2014 represented capital expenditures and were recorded as increases to property, plant and equipment. The majority of these sales represent sales of crude oil and have been recorded within revenues in our consolidated statement of operations.

These transactions are summarized in the table below:

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Sales to SemGroup	$306,780	$32,431	$29,200
Purchases from SemGroup	445,951	60,425	23,800
Sales to entities affiliated with management	110,824	16,828	—
Purchases from entities affiliated with management	120,038	60,942	—

Receivables from affiliates consist of the following:

	March 31,
	2014	2013
	(in thousands)
Receivables from entities affiliated with management	$142	$22,883
Receivables from SemGroup	7,303	—
	$7,445	$22,883

Payables to affiliates consist of the following:

	March 31,
	2014	2013
	(in thousands)
Payables to SemGroup	$76,192	$4,601
Payables to entities affiliated with management	654	2,299
	$76,846	$6,900

We completed a merger with High Sierra Energy, LP and High Sierra Energy GP, LLC in June 2012. We paid $91.8 million of cash, net of $5.0 million of cash acquired, and issued 18,018,468 common units to acquire High Sierra Energy, LP. We also paid $97.4 million of High Sierra Energy, LP’s long-term debt and other obligations. Our general partner acquired High Sierra Energy GP, LLC by paying $50.0 million of cash and issuing equity. Our general partner then contributed its ownership interests in High Sierra Energy GP, LLC to us, in return for which we paid our general partner $50.0 million of cash and issued 2,685,042 common units to our general partner.

During the year ended March 31, 2014, we completed the acquisition of a crude oil logistics business owned by an employee. We paid $11.0 million of cash for this acquisition. During the year ended March 31, 2013, we completed two business combinations with entities in which members of our management owned interests. We paid $14.0 million of cash (net of cash acquired) on a combined basis for these two acquisitions. We also paid $5.0 million under a non-compete agreement to an employee.